Line of Credit (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 13, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable rate	8.75%		8.25%
Line of credit	$ 5,000,000		$ 5,000,000
Expiry of line of credit			June 15, 2023
Outstanding amount	4,613,151		$ 4,120,651
Debt issuance costs	$ 7,500
Revolving Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable rate	8.50%
Convertible notes payable					$ 7,000,000
Debt issuance costs	$ 7,500